SHARES ISSUED TO NON EMPLOYEE AND EMPLOYEE (Details) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Employee and director [Member]
Non-vested shares, beginning balance	414,932
Non-vested shares, Granted		2,420,000
Non-vested shares, Vested	(211,644)	(2,005,068)
Non-vested shares, ending balance	203,288	414,932
Weighted-Average-Grant Date Fair Value, beginning balance	$ 0.145	$ 0	$ 0
Weighted-Average-Grant Date Fair Value, Granted	0	0.243	0
Weighted-Average-Grant Date Fair Value, Vested	0.194	0.264	0
Weighted-Average-Grant Date Fair Value, ending balance	$ 0.095	$ 0.145	$ 0
Share-Based Payment Arrangement, Nonemployee [Member]
Non-vested shares, beginning balance	4,233,167	1,229,508	1,779,146
Non-vested shares, Granted	1,000,000	8,856,550	1,000,000
Non-vested shares, Vested	(1,841,221)	(5,852,891)	(669,714)
Non-vested shares, ending balance	3,391,946	4,233,167	1,229,508
Weighted-Average-Grant Date Fair Value, beginning balance	$ 0.137	$ 0.163	$ 0.200
Weighted-Average-Grant Date Fair Value, Granted	0.095	0.205	0.134
Weighted-Average-Grant Date Fair Value, Vested	0.144	0.245	0.169
Weighted-Average-Grant Date Fair Value, ending balance	$ 0.121	0.137	$ 0.163
Non-vested shares, Forfeited			(879,924)
Weighted-Average-Grant Date Fair Value, Forfeited		$ 0	$ 0.200